UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22965

 NAME OF REGISTRANT:                     Value Line Funds Investment
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 7 Times Square
                                         21st Floor
                                         New York, NY 10036

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Value Line Funds Investment
                                         Trust
                                         7 Times Square
                                         21st Floor
                                         New York, NY 10036

 REGISTRANT'S TELEPHONE NUMBER:          212-907-1900

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


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

Value Line Funds Investment Trust

The N-PX filing for the Worthington Value Line Dynamic Opportunity Fund, a series of the Value Line Funds
Investment Trust, contains only proxy voting history from the funds inception, February 2, 2015.


--------------------------------------------------------------------------------------------------------------------------
 ALPINE GLOBAL PREMIER PPTYS FD                                                              Agenda Number:  934177254
--------------------------------------------------------------------------------------------------------------------------
        Security:  021060207
    Meeting Type:  Annual
    Meeting Date:  20-May-2015
          Ticker:  AOD
            ISIN:  US0210602076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       SAMUEL A. LIEBER                                          Mgmt          No vote

2.     TO TRANSACT SUCH OTHER BUSINESS AS MAY                    Mgmt          No vote
       PROPERLY COME BEFORE THE MEETING OR ANY
       ADJOURNMENTS THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 ALPINE GLOBAL PREMIER PPTYS FD                                                              Agenda Number:  934174373
--------------------------------------------------------------------------------------------------------------------------
        Security:  02083A103
    Meeting Type:  Annual
    Meeting Date:  20-May-2015
          Ticker:  AWP
            ISIN:  US02083A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       SAMUEL A. LIEBER                                          Mgmt          No vote

2.     TO TRANSACT SUCH OTHER BUSINESS AS MAY                    Mgmt          No vote
       PROPERLY COME BEFORE THE MEETING OR ANY
       ADJOURNMENTS THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS QUALITY INC RLTY, FD INC.                                                    Agenda Number:  934137185
--------------------------------------------------------------------------------------------------------------------------
        Security:  19247L106
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2015
          Ticker:  RQI
            ISIN:  US19247L1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE GROSSMAN                                           Mgmt          No vote
       ROBERT H. STEERS                                          Mgmt          No vote
       C. EDWARD WARD, JR.                                       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS SELECT UTILITY FUND, INC.                                                    Agenda Number:  934140447
--------------------------------------------------------------------------------------------------------------------------
        Security:  19248A109
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2015
          Ticker:  UTF
            ISIN:  US19248A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE GROSSMAN                                           Mgmt          No vote
       ROBERT H. STEERS                                          Mgmt          No vote
       C. EDWARD WARD, JR.                                       Mgmt          No vote

2.     TO APPROVE THE REVISION OF UTF'S                          Mgmt          No vote
       FUNDAMENTAL INVESTMENT RESTRICTION WITH
       RESPECT TO CONCENTRATING INVESTMENTS IN AN
       INDUSTRY AS DESCRIBED BELOW: CURRENT
       RESTRICTION: THE FUND MAY NOT INVEST MORE
       THAN 25% OF ITS MANAGED ASSETS IN
       SECURITIES OF ISSUERS IN ANY ONE INDUSTRY,
       EXCEPT FOR THE ... (DUE TO SPACE LIMITS,
       SEE PROXY STATEMENT FOR FULL PROPOSAL)




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS TOTAL RETURN RLTY FD, INC                                                    Agenda Number:  934137185
--------------------------------------------------------------------------------------------------------------------------
        Security:  19247R103
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2015
          Ticker:  RFI
            ISIN:  US19247R1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE GROSSMAN                                           Mgmt          No vote
       ROBERT H. STEERS                                          Mgmt          No vote
       C. EDWARD WARD, JR.                                       Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE TAX-ADVANTAGED DIV INCOME FD                                                    Agenda Number:  934207247
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828G107
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2015
          Ticker:  EVT
            ISIN:  US27828G1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GEORGE J. GORMAN                                          Mgmt          No vote
       RONALD A. PEARLMAN                                        Mgmt          No vote
       HELEN FRAME PETERS                                        Mgmt          No vote
       RALPH F. VERNI                                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GABELLI DIVIDEND & INCOME TRUST                                                             Agenda Number:  934160867
--------------------------------------------------------------------------------------------------------------------------
        Security:  36242H104
    Meeting Type:  Annual
    Meeting Date:  11-May-2015
          Ticker:  GDV
            ISIN:  US36242H1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       SALVATORE M. SALIBELLO                                    Mgmt          No vote
       EDWARD T. TOKAR                                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GABELLI FUNDS                                                                               Agenda Number:  934160893
--------------------------------------------------------------------------------------------------------------------------
        Security:  36465A109
    Meeting Type:  Annual
    Meeting Date:  11-May-2015
          Ticker:  GGN
            ISIN:  US36465A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       SALVATORE M. SALIBELLO                                    Mgmt          No vote
       ANTHONIE C. VAN EKRIS                                     Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 GENERAL AMERICAN INVESTORS COMPANY, INC.                                                    Agenda Number:  934129037
--------------------------------------------------------------------------------------------------------------------------
        Security:  368802104
    Meeting Type:  Annual
    Meeting Date:  15-Apr-2015
          Ticker:  GAM
            ISIN:  US3688021043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     DIRECTOR
       MR. BERENS                                                Mgmt          No vote
       MR. CULLMAN                                               Mgmt          No vote
       MR. DAVIDSON                                              Mgmt          No vote
       MR. GORDAN                                                Mgmt          No vote
       MS. GOTBAUM                                               Mgmt          No vote
       MR. KNAFEL                                                Mgmt          No vote
       MR. NEIDICH                                               Mgmt          No vote
       MR. PRIEST                                                Mgmt          No vote

B.     RATIFICATION OF THE SELECTION OF ERNST &                  Mgmt          No vote
       YOUNG LLP AS AUDITORS.

C.     APPROVAL OF THE NON-BINDING SHAREHOLDER                   Shr           No vote
       PROPOSAL RELATING TO A SELF-TENDER OF ALL
       OUTSTANDING COMMON SHARES AT OR CLOSE TO
       NET ASSET VALUE.




--------------------------------------------------------------------------------------------------------------------------
 SALIENT MIDSTREAM AND MLP FUND                                                              Agenda Number:  934230955
--------------------------------------------------------------------------------------------------------------------------
        Security:  79471V105
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2015
          Ticker:  SMM
            ISIN:  US79471V1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JONATHAN P. CARROLL                                       Mgmt          No vote
       ANDREW B. LINBECK                                         Mgmt          No vote
       SCOTT E. SCHWINGER                                        Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SOURCE CAPITAL, INC.                                                                        Agenda Number:  934162506
--------------------------------------------------------------------------------------------------------------------------
        Security:  836144105
    Meeting Type:  Annual
    Meeting Date:  11-May-2015
          Ticker:  SOR
            ISIN:  US8361441053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ENDE                                                      Mgmt          No vote
       MERRICK                                                   Mgmt          No vote
       OSBORNE                                                   Mgmt          No vote
       PISANO                                                    Mgmt          No vote
       PURCELL                                                   Mgmt          No vote
       RUDNICK                                                   Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 TEKLA CAPITAL MANAGEMENT LLC                                                                Agenda Number:  934210965
--------------------------------------------------------------------------------------------------------------------------
        Security:  87911K100
    Meeting Type:  Annual
    Meeting Date:  04-Jun-2015
          Ticker:  HQL
            ISIN:  US87911K1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DANIEL R. OMSTEAD, PH.D                                   Mgmt          No vote
       RAKESH K. JAIN, PH.D.                                     Mgmt          No vote
       LUCINDA STEBBINS, CPA                                     Mgmt          No vote

2.     THE RATIFICATION OR REJECTION OF THE                      Mgmt          No vote
       SELECTION OF DELOITTE & TOUCHE LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       OF THE FUND FOR THE FISCAL YEAR ENDING
       SEPTEMBER 30, 2015




--------------------------------------------------------------------------------------------------------------------------
 THE GABELLI EQUITY TRUST INC.                                                               Agenda Number:  934160881
--------------------------------------------------------------------------------------------------------------------------
        Security:  362397101
    Meeting Type:  Annual
    Meeting Date:  11-May-2015
          Ticker:  GAB
            ISIN:  US3623971013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ANTHONY R. PUSTORINO                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 THE INDIA FUND, INC.                                                                        Agenda Number:  934223809
--------------------------------------------------------------------------------------------------------------------------
        Security:  454089103
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2015
          Ticker:  IFN
            ISIN:  US4540891037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JESWALD W. SALACUSE                                       Mgmt          No vote
       MARTIN GILBERT                                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 TORTOISE ENERGY INFRASTRUCTURE CORP.                                                        Agenda Number:  934180237
--------------------------------------------------------------------------------------------------------------------------
        Security:  89147L100
    Meeting Type:  Annual
    Meeting Date:  18-May-2015
          Ticker:  TYG
            ISIN:  US89147L1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RAND C. BERNEY                                            Mgmt          No vote

2.     RATIFICATION OF ERNST & YOUNG LLP AS THE                  Mgmt          No vote
       COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM TO AUDIT THE FINANCIAL
       STATEMENTS OF THE COMPANY FOR THE FISCAL
       YEAR ENDING NOVEMBER 30, 2015.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Value Line Funds Investment Trust
By (Signature)       /s/ Mitchell E. Appel
Name                 Mitchell E. Appel
Title                President
Date                 12/22/2015